Expense Example, No Redemption - Western Asset Total Return ETF - Western Asset Total Return ETF	May 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 48
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	282
Expense Example, No Redemption, 10 Years	$ 637